Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity risk management is an integral part of Cadeler’s governance and management practices and is implemented through a structured, risk‑based approach designed to protect the confidentiality, integrity, availability, and authenticity of Cadeler’s network and information systems. Cadeler maintains defined cybersecurity governance and controlled documentation to support consistent implementation and oversight of cybersecurity requirements and regulatory compliance obligations.

Cybersecurity risk management is also embedded within Cadeler’s broader Quality Management System, ensuring that cybersecurity risks are governed, assessed, and monitored in alignment with the Company’s overall management system principles and continuous improvement processes. Cadeler’s overall cybersecurity program is built on a structured, risk‑based approach supported by defined governance, documented processes, and management oversight. The program is inspired by recognized international standards and industry best practices and includes procedures for identifying, assessing, and prioritizing cybersecurity risks across the Company including within corporate IT environments and onboard the Cadeler’s fleet of vessels. These risks are consolidated into the Company’s overall business risk register. Cadeler’s executive management is actively involved in these activities and receives updates regularly and when material changes occur.

Cadeler implements a set of cybersecurity controls and processes designed to ensure timely detection, handling, escalation, and remediation of cybersecurity threats and incidents, including those arising from critical systems and applications provided by third‑party service providers, for which relevant attestations are received. As part of its governance and assurance model, Cadeler’s IT organization engages independent security specialists and strategic advisors to perform risk assessments, technical and manual security evaluations, penetration testing, and infrastructure improvements. The IT team further supports secure operations by providing cybersecurity awareness training for employees and relevant third parties and by conducting simulated phishing exercises at least annually to strengthen the Company’s security culture.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of Cadeler’s governance and management practices and is implemented through a structured, risk‑based approach designed to protect the confidentiality, integrity, availability, and authenticity of Cadeler’s network and information systems. Cadeler maintains defined cybersecurity governance and controlled documentation to support consistent implementation and oversight of cybersecurity requirements and regulatory compliance obligations.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Cadeler Board retains ultimate responsibility for the approval and oversight of the Company’s cybersecurity risk‑management measures in accordance with applicable regulatory requirements. The Cadeler Board is supported by the audit committee, which assists by reviewing cybersecurity risks, monitoring management’s processes for identifying and evaluating such risks, and overseeing the systems implemented to manage and mitigate cybersecurity incidents. The audit committee reports material cybersecurity risks and relevant developments to the Cadeler Board to support informed oversight and decision‑making.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cadeler Board retains ultimate responsibility for the approval and oversight of the Company’s cybersecurity risk‑management measures in accordance with applicable regulatory requirements.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cadeler Board is supported by the audit committee, which assists by reviewing cybersecurity risks, monitoring management’s processes for identifying and evaluating such risks, and overseeing the systems implemented to manage and mitigate cybersecurity incidents. The audit committee reports material cybersecurity risks and relevant developments to the Cadeler Board to support informed oversight and decision‑making.
Cybersecurity Risk Role of Management [Text Block]	Management is responsible for the ongoing identification, assessment, and monitoring of cybersecurity risks, establishing processes to manage potential exposures, implementing appropriate mitigation measures, and maintaining the Company’s cybersecurity programs.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Cadeler’s cybersecurity program is overseen operationally by the Chief Financial Officer, who receives reporting from Cadeler’s IT organization and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Cadeler’s IT organization is primarily supported by its internal Risk & Compliance function, which provides governance support, promotes consistency in cybersecurity risk‑management practices, and ensures the quality and traceability of cybersecurity risk information. This core internal capability is further supplemented by external experts and security advisors who assist with specialized assessments and the continual improvement of cybersecurity controls and mitigation strategies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Cadeler’s IT organization is primarily supported by its internal Risk & Compliance function, which provides governance support, promotes consistency in cybersecurity risk‑management practices, and ensures the quality and traceability of cybersecurity risk information. This core internal capability is further supplemented by external experts and security advisors who assist with specialized assessments and the continual improvement of cybersecurity controls and mitigation strategies. Management, including the Chief Financial Officer, and Cadeler’s IT team provide regular updates to the audit committee on the Company’s cybersecurity program, material cybersecurity risks, and mitigation efforts. These updates include quarterly cybersecurity reporting covering, among other topics, third‑party security assessments, developments in cybersecurity, and updates to the Company’s cybersecurity program and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true